UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02351

Western Asset Income Fund
(Exact name of registrant as specified in charter)

385 East Colorado Boulevard Pasadena, CA		91101
(Address of principal executive offices)		(Zip code)

Charles A. Ruys de Perez 385 East Colorado Boulevard Pasadena, CA 91101
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(626) 844-9400

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2009

Item 1 – Schedule of Investments

WESTERN ASSET INCOME FUND

FORM N-Q

MARCH 31, 2009

Portfolio of Investments

Western Asset Income Fund

March 31, 2009 (Unaudited)

		Maturity
	Rate	Date	Par/Shares	Value
LONG-TERM SECURITIES — 97.4%
CORPORATE BONDS AND NOTES — 77.1%
Aerospace and Defense — 0.6%
L-3 Communications Corp.	7.625%	6/15/12	$275,000	$276,031
United Technologies Corp.	6.125%	2/1/19	300,000	322,957
				598,988
Airlines — 0.7%
Continental Airlines Inc.	6.545%	2/2/19	159,238	136,945
Continental Airlines Inc.	7.256%	3/15/20	185,435	155,765
Delta Air Lines Inc.	7.111%	9/18/11	400,000	348,000
				640,710
Automobiles — 3.1%
Ford Motor Co.	7.450%	7/16/31	8,050,000	2,555,875
General Motors Corp.	8.250%	7/15/23	3,450,000	405,375
				2,961,250
Beverages — 0.7%
Bottling Group LLC	5.125%	1/15/19	470,000	473,023
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	240,000	226,515
				699,538
Building Products — N.M.
Nortek Inc.	8.500%	9/1/14	225,000	22,500
Capital Markets — 3.2%
BankAmerica Capital III	1.664%	1/15/27	215,000	71,256	A
Goldman Sachs Capital II	5.793%	12/29/49	920,000	383,034	B
Lehman Brothers Holdings Capital Trust VII	5.857%	12/31/49	1,745,000	174	B,C
Lehman Brothers Holdings Inc.	5.750%	5/17/13	350,000	44,625	C
Lehman Brothers Holdings Inc.	6.500%	7/19/17	110,000	11	C
Merrill Lynch and Co. Inc.	6.050%	8/15/12	400,000	343,223
Merrill Lynch and Co. Inc.	5.700%	5/2/17	1,000,000	592,114
Merrill Lynch and Co. Inc.	6.400%	8/28/17	300,000	215,222
Merrill Lynch and Co. Inc.	6.110%	1/29/37	320,000	159,044
Morgan Stanley	5.050%	1/21/11	780,000	766,894
Morgan Stanley	4.750%	4/1/14	60,000	49,055
Morgan Stanley	6.625%	4/1/18	100,000	95,351
The Goldman Sachs Group Inc.	6.345%	2/15/34	555,000	327,654
				3,047,657
Chemicals — 0.9%
Lubrizol Corp.	8.875%	2/1/19	280,000	287,962
The Dow Chemical Co.	7.375%	11/1/29	800,000	515,758
				803,720
Commercial Banks — 3.4%
Comerica Capital Trust II	6.576%	2/20/37	360,000	104,908	B
Rabobank Capital Funding Trust II	5.260%	12/31/49	115,000	51,750	B,E
Rabobank Capital Funding Trust III	5.254%	12/31/16	1,145,000	515,250	B,E

Portfolio of Investments

Western Asset Income Fund

March 31, 2009 (Unaudited) (continued)

		Maturity
	Rate	Date	Par/Shares	Value
Commercial Banks — 3.4% (continued)
RBS Capital Trust III	5.512%	9/29/49	$1,460,000	$584,000	B
SunTrust Capital VIII	6.100%	12/15/36	560,000	313,947	B
Wachovia Bank NA	7.800%	8/18/10	650,000	647,334
Wachovia Capital Trust III	5.800%	3/15/42	410,000	147,600	B
Wells Fargo Capital X	5.950%	12/15/36	450,000	303,750	B
Wells Fargo Capital XIII	7.700%	12/29/49	1,100,000	523,946	B
				3,192,485
Commercial Services and Supplies — 0.4%
Waste Management Inc.	7.375%	5/15/29	415,000	376,953
Consumer Finance — 3.0%
American Express Co.	6.800%	9/1/66	1,120,000	540,169	B
Capital One Financial Corp.	6.750%	9/15/17	230,000	191,895
GMAC LLC	7.500%	12/31/13	1,551,000	745,535	E
GMAC LLC	8.000%	12/31/18	201,000	58,352	E
GMAC LLC	8.000%	11/1/31	988,000	475,386	E
Nelnet Inc.	7.400%	9/29/36	460,000	67,155	B
SLM Corp.	5.000%	10/1/13	810,000	430,732
SLM Corp.	5.050%	11/14/14	130,000	68,816
SLM Corp.	8.450%	6/15/18	230,000	124,229
SLM Corp.	5.625%	8/1/33	180,000	72,043
				2,774,312
Diversified Financial Services — 6.9%
AGFC Capital Trust I	6.000%	1/15/67	300,000	27,186	B,E
AIG SunAmerica Global Financing VI	6.300%	5/10/11	1,880,000	1,433,132	E
BAC Capital Trust XIV	5.630%	12/31/49	585,000	128,694	B
Bank of America Corp.	8.000%	12/29/49	150,000	60,073	B
Beaver Valley II Funding	9.000%	6/1/17	272,000	269,612
Capital One Bank	6.500%	6/13/13	330,000	292,582
Chase Capital II	1.670%	2/1/27	725,000	287,583	A
Citigroup Capital XXI	8.300%	12/21/57	320,000	154,079	B
Citigroup Inc.	6.125%	8/25/36	550,000	295,547
General Electric Capital Corp.	6.375%	11/15/67	600,000	291,349	B
Glen Meadow Pass-Through Certificates	6.505%	2/12/67	310,000	69,835	B,E
HSBC Finance Capital Trust IX	5.911%	11/30/35	1,350,000	270,256	B
HSBC Finance Corp.	5.700%	6/1/11	1,380,000	1,171,362
ILFC E-Capital Trust II	6.250%	12/21/65	790,000	126,705	B,E
JPMorgan Chase and Co.	6.125%	6/27/17	720,000	662,382
TNK-BP Finance SA	7.875%	3/13/18	100,000	70,000	E
UBS Preferred Funding Trust V	6.243%	5/12/49	1,120,000	305,904	B
ZFS Finance USA Trust II	6.450%	12/15/65	1,440,000	622,236	B,E
				6,538,517
Diversified Telecommunication Services — 3.2%
AT&T Corp.	8.000%	11/15/31	260,000	282,408
AT&T Inc.	6.550%	2/15/39	500,000	453,491
Embarq Corp.	7.082%	6/1/16	330,000	297,000
Qwest Corp.	6.875%	9/15/33	1,000,000	655,000
Verizon Communications Inc.	8.950%	3/1/39	720,000	827,420

Portfolio of Investments

Western Asset Income Fund

March 31, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Diversified Telecommunication Services — 3.2% (continued)
Verizon Global Funding Corp.	5.850%	9/15/35	$570,000	$484,281
				2,999,600
Electric Utilities — 7.7%
Commonwealth Edison Co.	5.800%	3/15/18	560,000	530,565
CP&L Inc.	5.300%	1/15/19	820,000	830,173
Duke Energy Corp.	6.300%	2/1/14	500,000	511,865
Exelon Corp.	6.750%	5/1/11	550,000	557,290
FirstEnergy Corp.	6.450%	11/15/11	60,000	60,054
FirstEnergy Corp.	7.375%	11/15/31	395,000	321,441
Pacific Gas and Electric Co.	6.050%	3/1/34	800,000	782,835
PNPP II Funding Corp.	9.120%	5/30/16	1,982,000	1,975,440
Sithe/Independence Funding Corp.	9.000%	12/30/13	1,263,834	1,160,073
Virginia Electric & Power Co.	8.875%	11/15/38	390,000	476,796
				7,206,532
Energy Equipment and Services — 1.2%
Baker Hughes Inc.	7.500%	11/15/18	450,000	511,425
EEB International Ltd.	8.750%	10/31/14	260,000	241,800	E
Smith International Inc.	9.750%	3/15/19	370,000	386,490
				1,139,715
Food and Staples Retailing — 0.4%
Wal-Mart Stores Inc.	6.500%	8/15/37	380,000	395,097
Food Products — 0.3%
Tyson Foods Inc.	7.850%	4/1/16	340,000	292,909	F
Gas Utilities — 0.2%
Southern Natural Gas Co.	5.900%	4/1/17	170,000	148,155	E
Health Care Equipment and Supplies — 0.3%
Hospira Inc.	6.050%	3/30/17	290,000	258,822
Health Care Providers and Services — 6.5%
Aetna Inc.	6.500%	9/15/18	240,000	236,050
Cardinal Health Inc.	5.500%	6/15/13	210,000	202,515
Cardinal Health Inc.	5.800%	10/15/16	410,000	376,590
Coventry Health Care Inc.	5.950%	3/15/17	440,000	280,141
HCA Inc.	7.875%	2/1/11	250,000	241,875
HCA Inc.	6.300%	10/1/12	180,000	150,300
HCA Inc.	6.250%	2/15/13	930,000	697,500
HCA Inc.	5.750%	3/15/14	65,000	42,575
HCA Inc.	9.125%	11/15/14	400,000	376,000
HCA Inc.	9.250%	11/15/16	500,000	455,000
Humana Inc.	6.450%	6/1/16	220,000	184,831
Tenet Healthcare Corp.	9.000%	5/1/15	732,000	706,380	E
Tenet Healthcare Corp.	10.000%	5/1/18	732,000	708,210	E
UnitedHealth Group Inc.	6.000%	11/15/17	520,000	465,315
Universal Health Services Inc.	7.125%	6/30/16	520,000	463,696
WellPoint Inc.	5.875%	6/15/17	540,000	507,640
				6,094,618

Portfolio of Investments

Western Asset Income Fund

March 31, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Hotels, Restaurants and Leisure — 0.1%
Caesars Entertainment Inc.	8.125%	5/15/11	$250,000	$81,250
Independent Power Producers and Energy Traders — 2.7%
Dynegy Holdings Inc.	6.875%	4/1/11	1,300,000	1,157,000
Dynegy Holdings Inc.	8.750%	2/15/12	735,000	639,450
TXU Corp.	5.550%	11/15/14	1,500,000	558,131
TXU Corp.	6.500%	11/15/24	520,000	145,873
				2,500,454
Insurance — 2.8%
Allstate Corp.	6.500%	5/15/57	480,000	249,600	B
American International Group Inc.	6.250%	3/15/37	80,000	6,400	B
ASIF Global Financing XIX	4.900%	1/17/13	30,000	19,550	E
Everest Reinsurance Holdings Inc.	6.600%	5/15/37	260,000	130,000	B
Hartford Financial Services Group Inc.	8.125%	6/15/68	325,000	104,117	B
Liberty Mutual Group	5.750%	3/15/14	270,000	208,086	E
Liberty Mutual Group	7.800%	3/15/37	300,000	114,246	E
MetLife Inc.	6.400%	12/15/36	1,160,000	487,200	B
Prudential Financial Inc.	8.875%	6/15/38	340,000	161,500	B
The Chubb Corp.	6.375%	3/29/67	320,000	182,659	B
The Travelers Cos. Inc.	6.250%	3/15/37	620,000	329,010	B
The Travelers Cos. Inc.	6.250%	6/15/37	280,000	256,191
Willis North America Inc.	5.125%	7/15/10	280,000	251,751
Willis North America Inc.	5.625%	7/15/15	230,000	166,286
				2,666,596
IT Services — 0.5%
Electronic Data Systems Corp.	7.450%	10/15/29	420,000	456,331
Leisure Equipment and Products — 0.3%
Hasbro Inc.	6.300%	9/15/17	320,000	292,714	F
Media — 3.6%
Clear Channel Communications Inc.	5.500%	9/15/14	365,000	54,750
Comcast Cable Holdings LLC	9.800%	2/1/12	375,000	401,973
Comcast Corp.	6.450%	3/15/37	120,000	104,838
Comcast Corp.	6.950%	8/15/37	160,000	148,994
Comcast Corp.	6.400%	5/15/38	260,000	226,857
News America Inc.	6.550%	3/15/33	545,000	434,625
TCI Communications Inc.	8.750%	8/1/15	160,000	172,617
Time Warner Cable Inc.	8.750%	2/14/19	520,000	552,150
Time Warner Entertainment Co. LP	8.375%	7/15/33	530,000	501,389
Time Warner Inc.	9.125%	1/15/13	240,000	252,128
Time Warner Inc.	7.700%	5/1/32	595,000	535,045
				3,385,366
Metals and Mining — 2.7%
Barrick Gold Finance Co.	6.125%	9/15/13	300,000	308,585
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	1,730,000	1,617,550
GTL Trade Finance Inc.	7.250%	10/20/17	737,000	630,135	E
				2,556,270

Portfolio of Investments

Western Asset Income Fund

March 31, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Multi-Utilities — 1.6%
Centerpoint Energy Inc.	6.850%	6/1/15	$1,150,000	$1,030,499
Dominion Resources Inc.	8.875%	1/15/19	250,000	283,024
DTE Energy Co.	6.350%	6/1/16	260,000	224,951
				1,538,474
Multiline Retail — 0.9%
Federated Retail Holdings Inc.	5.350%	3/15/12	270,000	211,938
Macy’s Retail Holdings Inc.	5.875%	1/15/13	330,000	250,697
May Department Stores Co.	5.750%	7/15/14	400,000	262,813
May Department Stores Co.	6.650%	7/15/24	180,000	96,862
				822,310
Oil, Gas and Consumable Fuels — 11.1%
Apache Corp.	6.900%	9/15/18	100,000	109,052
Apache Corp.	6.000%	1/15/37	230,000	221,852
ConocoPhillips	6.500%	2/1/39	810,000	790,136
DCP Midstream LLC	6.750%	9/15/37	420,000	282,975	E
Devon Financing Corp. ULC	7.875%	9/30/31	350,000	357,629
Duke Capital LLC	6.250%	2/15/13	800,000	800,062
El Paso Corp.	7.800%	8/1/31	2,000,000	1,494,402
Enbridge Energy Partners LP	9.875%	3/1/19	120,000	123,713
Energy Transfer Partners LP	9.700%	3/15/19	170,000	180,534
EOG Resources Inc.	5.875%	9/15/17	540,000	546,753
Hess Corp.	7.875%	10/1/29	1,180,000	1,067,925
Kerr-McGee Corp.	6.950%	7/1/24	300,000	229,877
Kinder Morgan Energy Partners LP	7.125%	3/15/12	530,000	542,384
Peabody Energy Corp.	6.875%	3/15/13	285,000	277,875
Pemex Project Funding Master Trust	6.625%	6/15/35	2,635,000	1,884,025
The Williams Cos. Inc.	7.500%	1/15/31	102,000	80,580
The Williams Cos. Inc.	8.750%	3/15/32	1,250,000	1,134,375
XTO Energy Inc.	6.100%	4/1/36	440,000	372,227
				10,496,376
Paper and Forest Products — 0.5%
Georgia-Pacific Corp.	9.500%	12/1/11	325,000	324,594
Georgia-Pacific Corp.	7.375%	12/1/25	250,000	180,000
				504,594
Pharmaceuticals — 1.3%
Abbott Laboratories	5.125%	4/1/19	200,000	201,146
Pfizer Inc.	6.200%	3/15/19	300,000	319,715
Roche Holdings Inc.	6.000%	3/1/19	540,000	555,801	E
Wyeth	5.950%	4/1/37	170,000	160,095
				1,236,757
Real Estate Investment Trusts (REITs) — 0.3%
Health Care REIT Inc.	5.875%	5/15/15	130,000	100,237
iStar Financial Inc.	5.950%	10/15/13	590,000	177,000
				277,237
Real Estate Management and Development — 0.1%
Forest City Enterprises Inc.	7.625%	6/1/15	225,000	96,750

Portfolio of Investments

Western Asset Income Fund

March 31, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Thrifts and Mortgage Finance — 1.7%
BB&T Capital Trust II	6.750%	6/7/36	$640,000	$353,149
Countrywide Financial Corp.	5.800%	6/7/12	950,000	825,016
Countrywide Financial Corp.	6.250%	5/15/16	500,000	415,986
				1,594,151
Tobacco — 2.3%
Altria Group Inc.	9.700%	11/10/18	310,000	337,435	F
Philip Morris International Inc.	6.875%	3/17/14	490,000	530,319
Reynolds American Inc.	7.250%	6/1/12	1,360,000	1,338,659
				2,206,413
Wireless Telecommunication Services — 1.9%
New Cingular Wireless Services Inc.	8.750%	3/1/31	655,000	718,310
Nextel Communications Inc.	5.950%	3/15/14	88,000	48,840
Nextel Communications Inc.	7.375%	8/1/15	285,000	151,050
Sprint Capital Corp.	6.900%	5/1/19	330,000	232,650
Sprint Capital Corp.	8.750%	3/15/32	940,000	629,800
				1,780,650
TOTAL CORPORATE BONDS AND NOTES (Cost — $102,983,892)				72,684,771
MORTGAGE-BACKED SECURITIES — 0.6%
Variable Rate SecuritiesG — 0.6%
Thornburg Mortgage Securities Trust 2007-4 2A1	6.210%	9/25/37	452,868	314,204
Thornburg Mortgage Securities Trust 2007-4 3A1	6.200%	9/25/37	429,913	268,821
TOTAL MORTGAGE-BACKED SECURITIES (Cost — $874,903)				583,025
YANKEE BONDSH — 19.6%
Aerospace and Defense — 0.3%
Systems 2001 Asset Trust	6.664%	9/15/13	319,861	300,669	E
Beverages — 0.5%
Diageo Capital PLC	7.375%	1/15/14	380,000	417,509
Commercial Banks — 6.3%
AES El Salvador Trust	6.750%	2/1/16	750,000	395,195	E
ATF Capital BV	9.250%	2/21/14	810,000	332,100	E
Banco Mercantil del Norte SA	6.135%	10/13/16	750,000	458,873	B,E
Barclays Bank PLC	7.434%	9/29/49	910,000	378,041	B,E
Barclays Bank PLC	7.700%	12/31/49	300,000	131,811	B,E
Glitnir Banki Hf	6.330%	7/28/11	400,000	43,000	C,E,I
Glitnir Banki Hf	6.693%	6/15/16	680,000	68	B,C,E,I
Glitnir Banki Hf	7.451%	12/14/49	210,000	21	B,C,E,I
HBOS Capital Funding LP	6.071%	6/30/49	560,000	134,490	B,E
HSBK Europe BV	7.250%	5/3/17	490,000	232,750	E
ICICI Bank Ltd.	6.375%	4/30/22	200,000	112,452	B,E
ICICI Bank Ltd.	6.375%	4/30/22	100,000	55,162	B,E
Kaupthing Bank Hf	5.750%	10/4/11	480,000	24,600	C,E,I
Kaupthing Bank Hf	7.625%	2/28/15	620,000	48,050	C,E,I
Kaupthing Bank Hf	7.125%	5/19/16	1,250,000	125	C,E,I

Portfolio of Investments

Western Asset Income Fund

March 31, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Commercial Banks — 6.3% (continued)
Landsbanki Islands Hf	7.431%	12/31/49	$730,000	$73	B,C,E,I
Mizuho Financial Group	5.790%	4/15/14	1,100,000	1,038,139	E
Natixis	10.000%	4/29/49	460,000	138,133	B,E
Resona Preferred Global Securities	7.191%	12/29/49	1,095,000	503,700	B,E
Royal Bank of Scotland Group PLC	7.640%	3/31/49	100,000	22,500	B
RSHB Capital SA	7.175%	5/16/13	970,000	793,557	E
RSHB Capital SA	7.125%	1/14/14	370,000	287,120	E
RSHB Capital SA	6.299%	5/15/17	380,000	262,998	E
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	1,210,000	205,700	B,E
Sumitomo Mitsui Banking Corp.	5.625%	12/31/49	270,000	171,036	B,E
TuranAlem Finance BV	8.250%	1/22/37	740,000	148,000	E
				5,917,694
Consumer Finance — 0.2%
Aiful Corp.	6.000%	12/12/11	865,000	216,250	E
Diversified Financial Services — 1.6%
Lukoil International Finance BV	6.356%	6/7/17	310,000	240,250	E
Petroplus Finance Ltd.	7.000%	5/1/17	600,000	432,000	E
SMFG Preferred Capital	6.078%	1/29/49	380,000	232,511	B,E
TNK-BP Finance SA	7.500%	7/18/16	360,000	261,000	E
UFJ Finance Aruba AEC	6.750%	7/15/13	355,000	365,248
				1,531,009
Diversified Telecommunication Services — 3.2%
British Telecommunications PLC	9.125%	12/15/30	330,000	299,941	F
Deutsche Telekom International Finance BV	5.750%	3/23/16	160,000	156,979
Deutsche Telekom International Finance BV	8.750%	6/15/30	580,000	619,618	F
Koninklijke (Royal) KPN NV	8.375%	10/1/30	240,000	248,661
Telecom Italia Capital	7.200%	7/18/36	760,000	601,362
Telecom Italia Capital SA	7.721%	6/4/38	390,000	324,380
Telefonica Emisiones S.A.U.	7.045%	6/20/36	600,000	616,517
VIP Finance Ireland Ltd	8.375%	4/30/13	250,000	181,250	E
				3,048,708
Electric Utilities — 0.5%
Enersis SA/Cayman Island	7.400%	12/1/16	452,000	468,309
Food and Staples Retailing — 0.3%
Delhaize Group	6.500%	6/15/17	290,000	280,330
Foreign Governments — 1.0%
Quebec Province	7.970%	7/22/36	650,000	865,234
Russian Federation	7.500%	3/31/30	52,920	49,900	E
United Mexican States	6.750%	9/27/34	24,000	22,603
				937,737
Gas Utilities — 0.2%
Intergas Finance BV	6.375%	5/14/17	270,000	156,600	E
Insurance — 0.4%
Axa	8.600%	12/15/30	550,000	387,843

Portfolio of Investments

Western Asset Income Fund

March 31, 2009 (Unaudited) (continued)

		Maturity
	Rate	Date	Par/Shares		Value
Media — 0.3%
Rogers Cable Inc.	6.250%	6/15/13	$250,000		$251,545
Metals and Mining — 1.2%
Evraz Group SA	8.875%	4/24/13	260,000		165,100	E
Vale Overseas Ltd.	6.875%	11/21/36	1,148,000		991,343
					1,156,443
Oil, Gas and Consumable Fuels — 2.8%
Anadarko Finance Co.	7.500%	5/1/31	1,185,000		925,545
Gazprom	9.625%	3/1/13	50,000		47,313	E
Gazprom	9.625%	3/1/13	20,000		19,076	E
Gazprom	6.212%	11/22/16	450,000		326,250	E
Gazprom	6.510%	3/7/22	400,000		258,000	E
Petrobras International Finance Co.	5.875%	3/1/18	879,000		817,710
Shell International Finance BV	6.375%	12/15/38	250,000		263,256
					2,657,150
Wireless Telecommunication Services — 0.8%
America Movil SA de CV	5.625%	11/15/17	520,000		471,580
Rogers Wireless Inc.	6.375%	3/1/14	300,000		303,714
					775,294
TOTAL YANKEE BONDS (Cost — $31,157,198)					18,503,090
PREFERRED STOCKS — 0.1%
Fannie Mae	8.250%		11,700	shs	8,307	B,D,J
Freddie Mac	8.375%		96,825		44,540	B,D,J
Preferred Blocker Inc.	7.000%		247		49,176	D,E
TOTAL PREFERRED STOCKS (Cost — $1,537,589)					102,023
TOTAL LONG-TERM SECURITIES (Cost — $136,553,582)					91,872,909
SHORT-TERM SECURITIES — 0.1%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 0.1%
Fannie Mae	0.000%	5/20/09	$15,000		14,992	J,K
Fannie Mae	0.000%	5/18/09	10,000		9,998	J,K
TOTAL SHORT-TERM SECURITIES (Cost — $24,990)					24,990
TOTAL INVESTMENTS — 97.5% (Cost — $136,578,572)(L)					91,897,899
Other Assets Less Liabilities — 2.5%					2,399,218
NET ASSETS — 100.0%					$94,297,117

		Expiration	Actual Contracts		Appreciation/ (Depreciation)
Futures Contracts WrittenM
U.S. Treasury Note Futures		June 2009	10		$(27,370)

N.M.	Not Meaningful.
A

Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of March 31, 2009.

Portfolio of Investments

Western Asset Income Fund

March 31, 2009 (Unaudited) (continued)

B

Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

C	Bond is currently in default.
D	Non-income producing.
E

Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, unless otherwise noted, represent 17.65% of net assets.

F	Credit Linked Security - The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
G	The coupon rates shown on variable rate securities are the rates at March 31, 2009. These rates vary with the weighted average coupon of the underlying loans.
H	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
I	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
J	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
K	Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
L

Aggregate cost for federal income tax purposes is substantially the same as book cost.  At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,034,808
Gross unrealized depreciation	(45,715,481)
Net unrealized depreciation	$(44,680,673)

M	Futures are described in more detail in the notes to financial statements.

Net Asset Value Per Common Share:	$10.02

Investment Valuation

The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	March 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$91,897,899	$52,847	$91,797,002	$48,050
Other Financial Instruments*	(27,370)	(27,370)	—	—
Total	$91,870,529	$25,477	$91,797,002	$48,050

* Other financial instruments include futures.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities
Balance as of December 31, 2008	$37,200
Accrued Premiums/Discounts	2,639
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	8,211	[1]
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of March 31, 2009	$48,050
Net unrealized appreciation (depreciation) for investments in securities still held at the reporting date	$(482,336)[1]

1 Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Futures Contracts

The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For non-U.S. and foreign denominated futures held in the Fund, payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which holds cash collateral from the Fund. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund may enter into futures contracts for various reasons, including in connection with their interest rate management strategy. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in interest rates, if applicable. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The nature and risks of these financial instruments and other reasons for using them are set forth more fully in the Fund’s prospectus and statement of additional information.

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2009.

Western Asset Income Fund

Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	—	$(23,370)	$(23,370)
Foreign Exchange Contracts	—	—	—
Credit Contracts	—	—	—
Equity Contracts	—	—	—
Other Contracts	—	—	—
Total	—	$(23,370)	$(23,370)

Recent Accounting Pronouncement

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statement disclosures.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)                    The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and (2) that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)                   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Income Fund

By:	/s/ Jay Gerken
R. Jay Gerken
President, Western Asset Income Fund
Date: May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jay Gerken
R. Jay Gerken

President, Western Asset Income Fund

Date: May 28, 2009

By:	/s/ Frances M. Guggino

Frances M. Guggino

Principal Financial and Accounting Officer, Western Asset Income Fund

Date: May 28, 2009